Income Taxes - Schedule of Deferred Taxe Assets and Liabilities (Details) (10K) - CAD	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	CAD 599,000	CAD 242,000
Equipment and leasehold improvements	35,000	30,000
Valuation allowance	(634,000)	(272,000)
Net deferred tax asset